Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2013
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Supplementary Financial Statement Information

Research and Development Costs

The Company conducts a broad range of research and development activities aimed at improving existing products and manufacturing processes and developing new products and processes.  Research and development costs, which are recorded as expense when incurred, totaled $13.2, $12.5 and $13.2 in 2013, 2012 and 2011, respectively.

Allowance for Doubtful Accounts

The following shows changes in the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of year	$9.1	$11.9	$13.1
Increase (decrease) in allowance	(0.4)	(2.7)	(1.1)
Receivables written off	(0.6)	(0.1)	(0.1)
Balance at end of year	$8.1	$9.1	$11.9

Inventory, net

Inventories as of December 31, 2013 and 2012, consist of:

	2013	2012
Finished and semi-finished	$722.2	$728.5
Raw materials	260.9	315.7
Total cost	983.1	1,044.2
Adjustment to state inventories at LIFO value	(396.5)	(435.0)
Inventory, net	$586.6	$609.2

During 2013, 2012 and 2011, liquidation of LIFO layers generated income of $11.9, $0.9 and $109.9, respectively. The following shows changes in the LIFO reserve for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of year	$435.0	$524.0	$514.2
Change in reserve	(38.5)	(89.0)	9.8
Balance at end of year	$396.5	$435.0	$524.0

Property, Plant and Equipment

The Company’s property, plant and equipment balances as of December 31, 2013 and 2012 are as follows:

	2013	2012
Land, land improvements and leaseholds	$249.5	$239.8
Buildings	403.7	428.3
Machinery and equipment	5,178.0	5,224.4
Construction in progress	40.7	51.4
Total	5,871.9	5,943.9
Less accumulated depreciation	(3,991.8)	(3,931.6)
Property, plant and equipment, net	$1,880.1	$2,012.3

The amount of interest on capital projects capitalized in 2013, 2012 and 2011 was $2.7, $2.5 and $6.7, respectively. The Company had asset retirement obligations of $5.6 and $5.4 at December 31, 2013 and 2012, respectively.

Other Non-current Assets

Other non-current assets as of December 31, 2013 and 2012, consist of:

	2013	2012
Investment in AFSG Holdings, Inc.	$55.6	$55.6
Goodwill	37.1	37.1
Deferred tax assets, non-current	76.6	88.2
Other	95.3	117.2
Other non-current assets	$264.6	$298.1